Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2023	2022
Cost:

Laboratory equipment	$62	$62
Computers, office furniture and equipment	217	215
Leasehold improvements	13	13

	292	290
Accumulated depreciation:

Laboratory equipment	48	42
Computers, office furniture and equipment	203	196
Leasehold improvements	12	10

	263	248

Property and equipment, net	$29	$42